DEBT (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of Future Minimum Principal Payments	Future minimum principal payments as of June 30, 2022 are as follows:

In thousands
Reminder of 2022	$—
2023	—
2024	1,250
2025	2,500
2026	2,500
Thereafter	13,750
$20,000